Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 19, 2021
Direxion Daily Cannabis Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Cannabis Bear 2X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is designed by Solactive AG (the “Index Provider”) to be composed of U.S.-listed exchange-traded funds (“ETFs”) that invest in cannabis-related companies. The Index Provider uses a FactSet categorization (i.e., economic exposure to niche “cannabis”) as part of its methodology to ensure that its constituents are limited to funds that invest at least 80% in cannabis companies. To be eligible for inclusion in the Index, an ETF must have assets under management (“AUM”) of at least $100 million U.S. dollars and provide exposure to companies that derive a significant portion of their revenue from the marijuana and hemp business. If all eligibility requirements are met, the top five ETFs with the highest AUM are selected. If there are less than three ETFs with AUM of at least $100 million U.S. dollars, then the top three ETFs, in terms of AUM, are selected for inclusion in the Index. An ETF may track an index or be actively managed, may hold foreign securities and may utilize derivatives.Companies that derive a significant portion of their revenue from the marijuana and hemp business include companies that are engaged in the legal cultivation of cannabis, including industrial hemp or the legal production, marketing, or distribution of cannabis products for medical or non-medical purposes (“Cannabis Companies”) or companies that are engaged in the lawful creation, marketing, or distribution of prescription drugs that utilize cannabinoids as an active ingredient (“Pharmaceutical Companies”). The term “hemp” refers to cannabis plants with tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as any derivative products, and the term “marijuana” refers to all other cannabis plants and any derivative products. Pharmaceutical Companies produce, market, or distribute drug products that use cannabinoids to create government approved drugs. Cannabinoids are extracts from the cannabis plant and include THC, cannabidiol (“CBD”), dronabinol, and nabilone. All Pharmaceutical Companies have the necessary permits and licenses to engage in lawful medical research using cannabinoids to produce government approved drugs, or to otherwise produce, market, or distribute such drugs. This activity is distinct from the medical marijuana business, which refers to the use of the cannabis leaf, as opposed to specific extracts in pharmaceutical form, to alleviate the symptoms of injury or illness.The ETFs utilized by the Index may also invest in companies that trade or produce tobacco products, cigarette or cigar components, or engage in the creation, production, and distribution of fertilizers, plant food, pesticides or growing equipment used in the cultivation of cannabis or tobacco. The ETFs utilized by the Index may also invest in U.S.-listed common stocks of special purpose acquisition companies (“SPACs”) that have been organized with the stated purpose of acquiring one or more operating businesses that would otherwise be eligible for purchase by an ETF. A SPAC is a “blank-check” company with no commercial operations that is designed to raise capital via an initial public offering for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination with one or more operating companies.The ETFs utilized by the Index only invest in companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. Applicable national and local laws include controlled substance laws and regulation or food, drug, and cosmetics, or equivalent laws and regulation under whose jurisdiction a company is subject, that governs the cultivation, production, or distribution, for medical or non-medical purposes of marijuana in a particular country. Companies whose business activities are legal under state marijuana laws, but not legal under federal marijuana law, are automatically ineligible for purchase by the ETFs.As of June 30, 2021, the Index consisted of the following ETFs: ETFMG Alternative Harvest ETF, AdvisorShares Pure US Cannabis ETF, AdvisorShares Pure Cannabis, Global X Cannabis ETF and The Cannabis ETF. The Index is reconstituted and re-weighted quarterly.The Fund, under normal circumstances, invests in swap agreements, futures contracts, short positions or other financial instruments that, in combination, provide inverse (opposite) or short leveraged exposure to the Index equal to at least 80% of the Fund’s net assets (plus borrowing for investment purposes).The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may gain inverse leveraged exposure by investing in a combination of financial instruments, such as swaps that provide short exposure to the Index or to an ETF that is included in the Index or track substantially similar indexes or the Fund may short ETFs that comprise the Index or ETFs that track substantially similar indexes. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index.The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund may not achieve its inverse leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. The Fund presents risks not traditionally associated with other mutual funds and ETFs. For example, due to the Fund's daily leveraged investment objective, a small adverse move in the Index will result in larger and potentially substantial declines in the Fund. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from -200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse leveraged and that rebalance daily. For a inverse leveraged Fund, if adverse daily performance of the Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 17.1% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Index. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Index Correlation/Tracking Risk” below.OneYearIndex-200%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%120%506.5%418.1%195.2%15.6%-68.9%-50%100%288.2%231.6%88.9%-26.0%-80.1%-40%80%169.6%130.3%31.2%-48.6%-86.2%-30%60%98.1%69.2%-3.6%-62.2%-89.8%-20%40%51.6%29.5%-26.2%-71.1%-92.2%-10%20%19.8%2.3%-41.7%-77.2%-93.9%0%0%-3.0%-17.1%-52.8%-81.5%-95.0%10%-20%-19.8%-31.5%-61.0%-84.7%-95.9%20%-40%-32.6%-42.4%-67.2%-87.2%-96.5%30%-60%-42.6%-50.9%-72.0%-89.1%-97.1%40%-80%-50.5%-57.7%-75.9%-90.6%-97.5%50%-100%-56.9%-63.2%-79.0%-91.8%-97.8%60%-120%-62.1%-67.6%-81.5%-92.8%-98.1%The Index’s annualized historical volatility rate for the period from April 16, 2021 (the inception date of the Index) to June 30, 2021 was 30.61%. The Index’s annualized performance for the period from April 16, 2021 to June 30, 2021 was -7.95%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Leverage - Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a rise in the daily performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily rise in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of an Index rise of more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or lowering its leverage multiple or the Fund could close.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly shorting securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly shorting securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the ETFs included in the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar indices to achieve its investment objective. The reference ETFs may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors, such as an ETF’s premium or discount. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of inverse correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than one year. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse leveraged investment objective, even if the Index later reverses all or a portion of its movement. This may result in the value of an investment in the Fund changing quickly and without warning.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse leveraged investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse leveraged investment objective or may decide to change its inverse leveraged investment objective.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Shorting Risk – A short position is a financial arrangement in which the short position appreciates in value when a reference asset falls in value and depreciates in value when the reference asset rises in value. Over the long term, most assets are expected to rise in value and short positions are expected to depreciate in value. Short positions therefore may be riskier and more speculative than traditional investments.Obtaining inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts may expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. The Fund may not be able to issue additional Creation Units during period when it cannot meet its investment objective due to these factors. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.Intra-Day Investment Risk - The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Index.If there is a significant intra-day market event and/or the securities of the Index experience a significant increase, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.Daily Inverse Index Correlation/Tracking Risk – Investors will lose money when the Index rises, which is a result that is the opposite from traditional index funds. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Index and therefore achieve its daily inverse leveraged investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.The Fund may have difficulty achieving its daily inverse leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. The Fund may also have exposure to securities or financial instruments that are not included in the Index. The Fund may also use other investment companies, such as ETFs, as reference assets for derivative instruments, which may result in increased tracking error. Additionally, an ETF’s performance may differ from the index it tracks, thus resulting in additional tracking error for the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its daily inverse leveraged investment objective. For example, the Fund may take or refrain from taking positions to improve tax efficiency or to comply with various regulatory restrictions, which may negatively impact the Fund’s inverse correlation to the Index. Any of these Factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily inverse leveraged investment objective.Cannabis Investing Risk — Cannabis Companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of Cannabis Companies. These companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. Cannabis Companies are also subject to risks associated with the agricultural, biotechnology, and pharmaceutical industries. Cannabis Company securities may have a limited operating history or track record and may be more volatile than other securities in more stable and mature industries.U.S. Regulatory Risks of the Marijuana Industry – Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law, which may negatively impact the value of investments in Cannabis Companies. Even in those states where marijuana possession and use has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalize its use for medicinal and recreational purposes. It is not yet known whether the current U.S. Administration will push back against states where marijuana use and possession is legal, step up the enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes and, in the event the Rohrabacher-Blumenauer amendment is not renewed by Congress, begin using federal funds to prevent states from implementing laws that authorize medical marijuana use, possession, distribution, and cultivation. Such actions by the U.S. Department of Justice could have a chilling effect on the industry’s growth and discourage banks from expanding their services to Cannabis Companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state laws creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of U.S. Cannabis Companies and Pharmaceutical Companies. Certain companies may never be able to legally produce and sell products in the U.S., other national or local jurisdictions.Marijuana is classified as a Schedule I controlled substance under federal law, meaning that it has a high potential for abuse, has no currently “accepted medical use” in the U.S., lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the U.S. Few drug products containing cannabis or cannabis extracts have been approved for use by the Food and Drug Administration (“FDA”) or have obtained registrations for commercial production from the U.S. Drug Enforcement Administration (“DEA”), and there is no guarantee that such products will ever be legally produced or sold in the U.S. U.S. Pharmaceutical Companies or other U.S. cannabis-related companies that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting, and inventory mechanisms required by the DEA to prevent drug loss and diversion. The underlying ETFs in the Index will not invest directly in companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA. Additionally, Cannabis and Pharmaceutical Companies may face adverse tax consequences such as the disallowance of tax deductions related to the purchase and sale of medical-use cannabis products, which will likely impact the value of cannabis-related companies. Non-U.S. Regulation of Marijuana – Laws and regulations related to the possession, use (medical or recreational), sale, transport, and cultivation of marijuana vary throughout the world and only companies that are operating legally in the relevant jurisdiction will be included in the ETFs that comprise the Index. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis or Pharmaceutical Company. Such operations may be legal under current laws, but may be illegal in the future if the applicable laws change to prohibit marijuana-related activities vital to a company’s business.Operational Risks of the Marijuana Industry – Companies involved in the marijuana industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints, or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical marijuana research or otherwise cultivate, possess, or distribute marijuana. Since the use of marijuana is illegal under U.S. federal law, federally-regulated banking institutions may be unwilling to make financial services available to growers and sellers of marijuana.U.S. Regulatory Risks of Hemp – The Agricultural Improvement Act of 2018 (the “Farm Bill”) effectively removes hemp from the list of controlled substances and allows states to regulate its production, commerce, and research with approval from the U.S. Department of Agriculture. The Farm Bill delegates to the FDA responsibility for regulating products containing hemp or derivatives thereof (including CBD) under the Federal Food, Drug, and Cosmetic Act (the “FD&C”). Under the FD&C, if a substance, such as CBD is an active ingredient in a drug product that has been approved by the FDA, then the substance cannot be sold in dietary supplements or foods without FDA approval, unless the substance was marketed as a dietary supplement or as a conventional food before the drug was approved or before the new drug investigations were authorized. The FDA has publicly taken the position that CBD cannot be sold in dietary supplements or foods because CBD is an active ingredient in an FDA-approved drug. However, companies that sell CBD in dietary supplements and foods have taken the position that CBD was marketed as a dietary supplement and/or as a conventional food before the drug was approved or before the new drug investigations were authorized, and because the FDA has not brought enforcement action against such companies, this question of fact has not yet been adjudicated. Because there has not yet been a legal determination, the underlying ETFs included in the Index may invest in companies that provide these types of products. It is possible that such a legal determination or future federal and/or state laws or regulations could drastically curtail the possible uses of hemp, which could have an adverse effect on the value of companies with business interests in hemp and hemp-based products.Pharmaceutical Industry Risk - The profitability of these companies is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant and may not be successful. Many pharmaceutical companies face intense competition from new products and less costly generic products, which may make it difficult to raise the prices of their products and may result in price discounting. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The profitability of these companies may be dependent on a relatively limited number of products. Additionally, their products can become obsolete due to industry innovation, changes in technologies or other market developments.Other Investment Companies (including ETFs) Risk —The Fund may invest directly in another investment company by purchasing shares of the investment company or indirectly by utilizing an investment company as the reference asset of a derivative instrument. By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the other investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium to an ETF’s net asset value, and an ETF’s market price may be more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. Because the Fund transacts and prices its direct or indirect investments in ETFs at market price, the Fund’s use of ETFs could have an adverse impact on the Fund’s ability to achieve its investment objective. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in ETFs at an optimal price or time, which may adversely affect the Fund’s performance.Special Purpose Acquisition Company (“SPAC”) Investing Risk — The underlying ETFs that comprise the Index may invest in equity securities of SPACs. SPACs raise assets to seek potential acquisition opportunities. Until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. There is no guarantee that a SPAC will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not have a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power and a financial incentive to approve such a transaction without support from public stockholders. Therefore, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. SPAC companies may be unseasoned and lack trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to the purchase by an ETF. The price of the securities of a SPAC may not continue to appreciate and the performance of these securities may not replicate their past performance. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free-float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.Natural Disaster/Epidemic and Market Disruption Risk –Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, and tsunamis and widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead to increased market volatility and significant market losses. Such natural disasters and health crises could exacerbate political, social and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains. A climate of uncertainty and panic, including the contagion of infectious viruses and diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain short exposure to securities, and the Fund’s sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value and bid-ask spreads in the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected, and may continue to negatively affect, the economies of many nations, companies, and the global securities and commodities markets, including by reducing liquidity in the markets. It is impossible to predict the full effects, durations and costs of the COVID-19 pandemic.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Small- and/or Mid-Capitalization Company Risk —Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Index Strategy Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities . The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. A Fund's daily performance may deviate from a multiple of the daily return of the underlying index due to legal restrictions or limitations, certain listing standards of a Fund's Exchange, a lack of liquidity of the securities in the underlying index, potential adverse tax consequences or other regulatory reasons (diversification requirements).Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the securities of the Index and may impact the ability of the Fund to achieve its investment objective.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). There may be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the daily net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares at net asset value. There is no guarantee that an active secondary market will develop for Shares. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, market disruptions or significant market volatility, bid-ask spreads and premiums or discounts may widen.Fund Shares Trading Risk/Bid-Ask Spread Risk.Investments in Fund shares are subject to risks as a result of their trading in the secondary market. For example, investors transacting in the secondary market may incur costs as a result of there being a (potentially significant) spread (or difference) between the price that purchasers are willing to pay for shares (the bid) and the price at which sellers are willing to sell shares (the ask). This spread, which is known as a bid-ask spread, will vary based on, among other things, market demand for shares, the liquidity of the Fund portfolio and other factors. In addition, like other securities that are listed on an exchange, Fund shares can be sold short. Accordingly, their price can be volatile and they can be subject to pressure from short sales. Further, trading in all listed securities, including Fund shares, can be halted, including due to market volatility triggering “circuit breaker” rules.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its inverse leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk —  The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Daily Cannabis Bear 2X Shares | Direxion Daily Cannabis Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	$ 345

[1]	Estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2022, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed.